STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of stock options granted	$ 28,300,000	$ 0	$ 9,100,000	$ 14,900,000
Incremental stock-based compensation expense	15,786,000	8,684,000	12,089,000	35,123,000
Employee benefits and share-based compensation	$ 28,900,000		$ 9,200,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	1 year 7 months 9 days		1 year 3 months 21 days
air value of stock options vested			$ 9,000,000.0	35,200,000
Incremental stock-based compensation expense			$ 5,500,000	$ 3,200,000
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental stock-based compensation expense	$ 500,000	$ 5,500,000
2021 Stock Option and Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate number of common stock shares	6,333,333		6,333,333
Share-based payment award, vesting period	10 years		10 years
Number of shares of common stock	1,928,646		2,529,916
Expiration period	10 years